SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of detailed information about statement of profit and loss [Table Text Block]
	Six months ended June 30,
	2022	2021

Salaries and related expenses	$13,071	$6,773
Depreciation and amortization	$4,060	$1,643
Revaluation of other receivable (*)	$3,818	$-

(*) As more fully described in Note 5 to the annual consolidated financial statements, upon the acquisition of Trichome Financial Corp in 2021 (the “Trichome Transaction”), the Company recorded approximately $8,131 to settle withholding tax liabilities to Canada Revenue Agency ("CRA"), with a corresponding indemnification asset comprised of 927,463 Common Shares of the Company withheld to cover the tax liabilities. In addition, certain directors and officers of the Company and Trichome agreed to indemnify and hold harmless the Company to cover certain tax liabilities, interest and penalties arising from the Trichome Transaction. The chairman of the Company’s board of directors (a former director of Trichome) also entered into a security pledge agreement with the Company to secure the obligations under the Indemnification Agreement, with the pledge consisting of certain securities of the Company owned by the chairman (the “Indemnification Asset”).